UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year Ended: 12/31/07

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ]  is a restatement.
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           ----------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017

Form 13F File Number: 28-5227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Lewittes
Title:   Managing Member
Phone:   (212) 593-2392

Signature, Place, and Date of Signing:

/s/ Michael Lewittes             New York,NY                   02/13/2008
--------------------            -------------                  ----------
    [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name
     28-_________________     _______________________________
           [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              NONE

Form 13F Information Table Entry Total:           37

Form 13F Information Table Value Total:   $1,308,718
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number     Name

     ____     28-____________          _________________________

     [Repeat as necessary.]

     None

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AK STL HLDG CORP               COM              001547108    41439  896180 SH       SOLE              896180      0    0
AMAG PHARMACEUTICALS INC       COM              00163U106    31086  516977 SH       SOLE              516977      0    0
ALCOA INC                      COM              013817101    19219  525825 SH       SOLE              525825      0    0
ALLEGHENY TECHNOLOGIES INC     COM              01741R102    21600  250000 SH       SOLE              250000      0    0
ALPHA NATURAL RESOURCES INC    COM              02076X102    45124 1389273 SH       SOLE             1389273      0    0
AMERICAN ELEC PWR INC          COM              025537101    38819  833750 SH       SOLE              833750      0    0
ARVINMERITOR INC               COM              043353101    26323 2244072 SH       SOLE             2244072      0    0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205    25387  468221 SH       SOLE              468221      0    0
BERRY PETE CO                  CL A             085789105     6485  145900 SH       SOLE              145900      0    0
CLEVELAND CLIFFS INC           COM              185896107    31793  315406 SH       SOLE              315406      0    0
DAVITA INC                     COM              23918K108    42549  755083 SH       SOLE              755083      0    0
DIRECTV GROUP INC              COM              25459L106   115012 4974571 SH       SOLE             4974571      0    0
ELAN PLC                       ADR              284131208    23491 1068750 SH       SOLE             1068750      0    0
EQUITABLE RES INC              COM              294549100     5339  100212 SH       SOLE              100212      0    0
EXELON CORP                    COM              30161N101    84395 1033750 SH       SOLE             1033750      0    0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106    31061  813762 SH       SOLE              813762      0    0
FOREST LABS INC                COM              345838106    55295 1517000 SH       SOLE             1517000      0    0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    17927  175000 SH       SOLE              175000      0    0
GENERAL MTRS CORP              PUT              370442955      418  150000     PUT  SOLE              150000      0    0
HESS CORP                      COM              42809H107    22854  226589 SH       SOLE              226589      0    0
HESS CORP                      CALL             42809H907    19065 1020000     CALL SOLE             1020000      0    0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     3180 1000000 SH       SOLE             1000000      0    0
ITT EDUCATIONAL SERVICES INC   PUT              45068B959     1500  100000     PUT  SOLE              100000      0    0
MGM MIRAGE                     COM              552953101   120362 1432535 SH       SOLE             1432535      0    0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207    34600  742002 SH       SOLE              742002      0    0
MARRIOTT INTL INC NEW          PUT              571903952       44  250000     PUT  SOLE              250000      0    0
MOSAIC CO                      COM              61945A107    68203  722944 SH       SOLE              722944      0    0
MOSAIC CO                      CALL             61945A907     2063  250000     CALL SOLE              250000      0    0
MYLAN INC                      COM              628530107    54105 3848183 SH       SOLE             3848183      0    0
NEWFIELD EXPL CO               COM              651290108    50490  958071 SH       SOLE              958071      0    0
RELIANT ENERGY INC             COM              75952B105    10496  400000 SH       SOLE              400000      0    0
SLM CORP                       PUT              78442P956      743   75000     PUT  SOLE               75000      0    0
SHIRE PLC                      SPONSORED ADR    82481R106   113768 1650000 SH       SOLE             1650000      0    0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    85264 1834433 SH       SOLE             1834433      0    0
ULURU INC                      COM              90403T100     5366 1980000 SH       SOLE             1980000      0    0
WACHOVIA CORP NEW              PUT              929903952     4260  600000     PUT  SOLE              600000      0    0
FLEXTRONICS INTL LTD           ORD              Y2573F102    49593 4112225 SH       SOLE             4112225      0    0